Convertible Notes - Summary of Principal Amount, Debt Issuance Costs and Derivative Liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Convertible Notes [Line Item]
Principal amount		$ 35,000	¥ 244,167		¥ 240,212
Contingent redemption feature and debt issuance costs		(1,958)	(14,136)		(24,033)
Total		$ 33,042	230,031	$ 33,042	¥ 216,179
Charge to profit and loss	¥ 10,178
Foreign Currency Translation Adjustment
Convertible Notes [Line Item]
Principal amount			3,955
Contingent redemption feature and debt issuance costs			(281)
Total			¥ 3,674